Annual Total Returns [BarChart] - First Trust NASDAQ-100 Equal Weighted Index Fund - First Trust NASDAQ-100 Equal Weighted Index Fund	May 03, 2021
Bar Chart Table:
2011	(2.77%)
2012	14.86%
2013	39.95%
2014	19.13%
2015	2.22%
2016	7.02%
2017	26.00%
2018	(5.16%)
2019	35.78%
2020	37.35%